Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 2, 2016 to

(i) the Statutory Prospectus for Class A, Class C, Class R6, Institutional Class and Class P Shares

of Allianz Funds Multi-Strategy Trust,

dated February 1, 2016 (as supplemented thereafter) (the “February Prospectus”), and

(ii) Statutory Prospectus for Class A and Class C Shares of

Allianz Funds Multi-Strategy Trust, dated April 24, 2016 (as supplemented thereafter) (the “April Prospectus”)

Disclosure Relating to AllianzGI Best Styles International Equity Fund (for purposes of this section only, the “Fund”)

Effective May 2, 2016, within the Fund Summary in each Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Michael Heldmann, CFA, lead portfolio manager and director, has managed the Fund since its inception in 2014.

Karsten Niemann, CFA, portfolio manager, has managed the Fund since 2015.

Erik Mulder, CFA, FRM, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund (for purposes of this section only, the “Fund”)

Effective May 2, 2016, within the Fund Summary in the February Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Neil Dwane, lead portfolio manager, managing director and Global Strategist, has managed the Fund since 2016.

Armin Kayser, senior portfolio manager, has managed the Fund since its inception in 2013.

Eric Boess, CFA, portfolio manager, managing director and Global Head of Derivatives, has managed the Fund since its inception in 2013.

Karl Happe, portfolio manager and CIO Insurance Related Strategies, has managed the Fund since its inception in 2013.

Steven J. Berexa, CFA, senior portfolio manager, managing director, Global CIO Equity, and Global Head of Research, has managed the Fund since its inception in 2013.

Disclosure Relating to AllianzGI Best Styles International Equity Fund and AllianzGI Global Fundamental Strategy Fund (for purposes of this section only, the “Funds”)

The information relating to the Funds contained in the table under “Management of the Funds — Sub-Advisers — AllianzGI U.S.” in each Prospectus, as applicable, is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Best Styles International Equity Fund	Michael Heldmann, CFA, (Lead)	2014 (Inception)	Mr. Heldmann is a senior portfolio manager, a director and Head of Best Styles North America with Allianz Global Investors, which he joined in 2007. He is responsible for developing the Best Styles US Equity team while building on its research capabilities. Mr. Heldmann previously managed Best Styles Emerging Markets and Best Styles Europe Equity products. He has eight years of investment-industry experience. Before joining the firm, Mr. Heldmann worked for the international laboratory CERN in Geneva, Switzerland, as a particle physics researcher. He has a master’s degree in physics from the University of Mainz, Germany, and a Ph.D. from the University of Freiburg, Germany. Mr. Heldmann is a CFA charterholder.

	Karsten Niemann, CFA	2015	Mr. Niemann is a portfolio manager with Allianz Global Investors, which he joined in 1998. He is a member of the Systematic Equity team. Mr. Niemann manages Best Styles Europe Equity and European High Dividend mandates, overseeing more than $9 billion in assets under management. He previously managed Best Styles Global Equity and Best Styles Euroland Equity mandates for the firm; before that, he was a quantitative analyst. Mr. Niemann has 17 years of investment-industry experience. He has a master’s degree in economics from the University of Bonn, Germany, and is a CFA charterholder.

	Erik Mulder, CFA, FRM	2016	Mr. Mulder is a portfolio manager with Allianz Global Investors, which he joined in 2008. He is a member of the Systematic Equity team and manages Best Styles Global Equity mandates. Mr. Mulder is also responsible for the team’s Stable Growth Europe strategy. He previously worked for IDS, an Allianz affiliate, specializing in equity-portfolio performance and risk analytics. Mr. Mulder has 16 years of investment-industry experience. He has a master’s degree in business administration from Erasmus University Rotterdam in the Netherlands. Mr. Mulder is a CFA charterholder.

AllianzGI Global Fundamental Strategy Fund	Neil Dwane	2016	Mr. Dwane is a portfolio manager, a managing director and the Global Strategist with Allianz Global Investors, which he joined in 2001. He coordinates and chairs the Global Policy Committee, which formulates the firm’s house view, leads the firm’s bi-annual Investment Forums and communicates the firm’s investment outlook. Mr. Dwane is a member of AllianzGI’s Equity Investment Management Group and a portfolio manager for AllianzGI Europe Equity Dividend Fund. He has a B.A. from Durham University and is a member of the Institute of Chartered Accountants.

	Armin Kayser	2013 (Inception)	Mr. Kayser is a senior portfolio manager with Allianz Global Investors, which he joined in 1998. He is a member of the Multi-Asset team and manages retail and institutional strategies with a European and global focus. Mr. Kayser has also managed emerging-market bond funds with the firm’s fixed-income team. He has 29 years of investment-industry experience. Mr. Kayser previously worked at Swiss Bank Corporation. He has a master’s degree in economics from the University of Mannheim, Germany.

	Eric Boess, CFA	2013 (Inception)	Mr. Boess, CFA, is a managing director and Global Head of Derivatives with Allianz Global Investors, which he joined in 1994. He leads the European Equity Derivatives team. For more than 20 years, Mr. Boess has been developing and implementing overlay and absolute-return strategies for the firm while helping integrate derivatives into the investment processes. He also traded fixed-income, equity and commodity derivatives. Mr. Boess has 21 years of investment-industry experience and previously worked at Dresdner Bank.

	Karl Happe	2013 (Inception)	Mr. Happe is a portfolio manager with Allianz Global Investors, which he joined in 2013. As CIO Insurance Related Strategies, he leads a team that manages equity and fixed-income portfolios. Mr. Happe was previously the head of the global fixed-income strategy team and has 23 years of investment experience. Before joining the firm, Mr. Happe worked at McKinsey & Co., at BankBoston and at Morgan Stanley. He has a B.S.E in civil engineering and operations research, summa cum laude, from Princeton University and an M.B.A. with distinction from INSEAD.

Steven J. Berexa, CFA	2013 (Inception)	Mr. Berexa, CFA, is a senior portfolio manager, a managing director and Global CIO Equity with Allianz Global Investors, which he joined in 1997. He is also Global Head of Research; portfolio manager of the Disciplined Equity strategy and Global Fundamental strategy; and manager of the Global Insights/Intellectual Capital strategy. Mr. Berexa has 28 years of investment-industry experience. He has a B.S.E.E. and an M.B.A. from Duke University.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated May 2, 2016 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated April 24, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles International Equity Fund and AllianzGI Global Fundamental Strategy Fund (the “Funds”)

Effective May 2, 2016, the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Andreas E. F. Utermann as a portfolio manager of the AllianzGI Global Fundamental Strategy Fund and to indicate that Neil Dwane has been added as a portfolio manager of the AllianzGI Global Fundamental Strategy Fund and Erik Mulder has been added as a portfolio manager to AllianzGI Best Styles International Equity Fund. Information regarding other accounts managed by Mr. Dwane and Mr. Mulder, as well as their ownership of securities of the Funds, each as of March 31, 2016, is provided below.

Other Accounts Managed

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Erik Mulder CFA, FRM	13	6,335	69	23,489	6	2,917
Neil Dwane	2	1,497	1	949	1	4

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Erik Mulder CFA, FRM	1	275	1	423	0	0
Neil Dwane	0	0	0	0	0	0

Securities Ownership

Dollar Range of Equity Securities
Best Styles International Equity Fund
Erik Mulder CFA, FRM	$0
Global Fundamental Strategy Fund
Neil Dwane	$0

Please retain this Supplement for future reference.